Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information
Entity Registrant Name	Scorpio Tankers Inc.
Entity Central Index Key	0001483934
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2